Basis of Presentation and General Information - List of subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2023
Goliath [Member]
Property, Plant and Equipment [Line Items]
DWT	209,537
Delivery Date	July 15, 2015
Year Built	2015
Gargantua [Member]
Property, Plant and Equipment [Line Items]
DWT	209,529
Delivery Date	April 2, 2015
Year Built	2015
Star Gina 2GR [Member]
Property, Plant and Equipment [Line Items]
DWT	209,475
Delivery Date	February 26, 2016
Year Built	2016
Maharaj [Member]
Property, Plant and Equipment [Line Items]
DWT	209,472
Delivery Date	July 15, 2015
Year Built	2015
Star Leo [Member]
Property, Plant and Equipment [Line Items]
DWT	207,939
Delivery Date	May 14, 2018
Year Built	2018
Star Laetitia [Member]
Property, Plant and Equipment [Line Items]
DWT	207,896
Delivery Date	August 3, 2018
Year Built	2017
Star Ariadne [Member]
Property, Plant and Equipment [Line Items]
DWT	207,812
Delivery Date	March 28, 2017
Year Built	2017
Star Virgo [Member]
Property, Plant and Equipment [Line Items]
DWT	207,810
Delivery Date	March 1, 2017
Year Built	2017
Star Libra [Member]
Property, Plant and Equipment [Line Items]
DWT	207,765
Delivery Date	June 6, 2016
Year Built	2016
Star Sienna [Member]
Property, Plant and Equipment [Line Items]
DWT	207,721
Delivery Date	August 3, 2018
Year Built	2017
Star Marisa [Member]
Property, Plant and Equipment [Line Items]
DWT	207,709
Delivery Date	March 11 2016
Year Built	2016
Star Karlie [Member]
Property, Plant and Equipment [Line Items]
DWT	207,566
Delivery Date	August 3, 2018
Year Built	2016
Star Eleni [Member]
Property, Plant and Equipment [Line Items]
DWT	207,555
Delivery Date	January 3, 2018
Year Built	2018
Star Magnanimus [Member]
Property, Plant and Equipment [Line Items]
DWT	207,526
Delivery Date	March 26, 2018
Year Built	2018
Debbie H [Member]
Property, Plant and Equipment [Line Items]
DWT	206,861
Delivery Date	May 28, 2019
Year Built	2019
Star Ayesha [Member]
Property, Plant and Equipment [Line Items]
DWT	206,852
Delivery Date	July 15, 2019
Year Built	2019
Katie K [Member]
Property, Plant and Equipment [Line Items]
DWT	206,839
Delivery Date	April 16, 2019
Year Built	2019
Leviathan [Member]
Property, Plant and Equipment [Line Items]
DWT	182,511
Delivery Date	September 19, 2014
Year Built	2014
Peloreus [Member]
Property, Plant and Equipment [Line Items]
DWT	182,496
Delivery Date	July 22, 2014
Year Built	2014
Star Claudine [Member]
Property, Plant and Equipment [Line Items]
DWT	181,258
Delivery Date	July 6, 2018
Year Built	2011
Star Ophelia [Member]
Property, Plant and Equipment [Line Items]
DWT	180,716
Delivery Date	July 6, 2018
Year Built	2010
Star Pauline [Member]
Property, Plant and Equipment [Line Items]
DWT	180,274
Delivery Date	December 29, 2014
Year Built	2008
Star Martha [Member]
Property, Plant and Equipment [Line Items]
DWT	180,274
Delivery Date	October 31, 2014
Year Built	2010
Pantagruel [Member]
Property, Plant and Equipment [Line Items]
DWT	180,181
Delivery Date	July 11, 2014
Year Built	2004
Star Lyra [Member]
Property, Plant and Equipment [Line Items]
DWT	179,147
Delivery Date	July 6, 2018
Year Built	2009
Star Borneo [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Delivery Date	January 26, 2021
Year Built	2010
Star Bueno [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Delivery Date	January 26, 2021
Year Built	2010
Star Marilena [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Delivery Date	January 26, 2021
Year Built	2010
Star Janni [Member]
Property, Plant and Equipment [Line Items]
DWT	178,978
Delivery Date	January 7, 2019
Year Built	2010
Star Marianne [Member]
Property, Plant and Equipment [Line Items]
DWT	178,906
Delivery Date	January 14, 2019
Year Built	2010
Star Angie [Member]
Property, Plant and Equipment [Line Items]
DWT	177,931
Delivery Date	October 29, 2014
Year Built	2007
Big Fish [Member]
Property, Plant and Equipment [Line Items]
DWT	177,662
Delivery Date	July 11, 2014
Year Built	2004
Kymopolia [Member]
Property, Plant and Equipment [Line Items]
DWT	176,990
Delivery Date	July 11, 2014
Year Built	2006
Star Triumph [Member]
Property, Plant and Equipment [Line Items]
DWT	176,343
Delivery Date	December 8, 2017
Year Built	2004
Star Scarlett [Member]
Property, Plant and Equipment [Line Items]
DWT	175,649
Delivery Date	August 3, 2018
Year Built	2014
Star Audrey [Member]
Property, Plant and Equipment [Line Items]
DWT	175,125
Delivery Date	August 3, 2018
Year Built	2011
Big Bang [Member]
Property, Plant and Equipment [Line Items]
DWT	174,109
Delivery Date	July 11, 2014
Year Built	2007
Star Paola [Member]
Property, Plant and Equipment [Line Items]
DWT	115,259
Delivery Date	August 3, 2018
Year Built	2011
Star Eva [Member]
Property, Plant and Equipment [Line Items]
DWT	106,659
Delivery Date	August 3, 2018
Year Built	2012
Amami [Member]
Property, Plant and Equipment [Line Items]
DWT	98,681
Delivery Date	July 11, 2014
Year Built	2011
Madredeus [Member]
Property, Plant and Equipment [Line Items]
DWT	98,681
Delivery Date	July 11, 2014
Year Built	2011
Star Sirius [Member]
Property, Plant and Equipment [Line Items]
DWT	98,681
Delivery Date	March 7, 2014
Year Built	2011
Star Vega [Member]
Property, Plant and Equipment [Line Items]
DWT	98,681
Delivery Date	February 13, 2014
Year Built	2011
Star Aphrodite [Member]
Property, Plant and Equipment [Line Items]
DWT	92,006
Delivery Date	August 3, 2018
Year Built	2011
Star Piera [Member]
Property, Plant and Equipment [Line Items]
DWT	91,951
Delivery Date	August 3, 2018
Year Built	2010
Star Despoina [Member]
Property, Plant and Equipment [Line Items]
DWT	91,951
Delivery Date	August 3, 2018
Year Built	2010
Star Electra [Member]
Property, Plant and Equipment [Line Items]
DWT	83,494
Delivery Date	July 6, 2018
Year Built	2011
Star Angelina [Member]
Property, Plant and Equipment [Line Items]
DWT	82,981
Delivery Date	December 5, 2014
Year Built	2006
Star Gwyneth [Member]
Property, Plant and Equipment [Line Items]
DWT	82,790
Delivery Date	December 5, 2014
Year Built	2006
Star Kamila [Member]
Property, Plant and Equipment [Line Items]
DWT	82,769
Delivery Date	September 3, 2014
Year Built	2005
Star Luna [Member]
Property, Plant and Equipment [Line Items]
DWT	82,687
Delivery Date	July 6, 2018
Year Built	2008
Star Bianca [Member]
Property, Plant and Equipment [Line Items]
DWT	82,672
Delivery Date	July 6, 2018
Year Built	2008
Pendulum [Member]
Property, Plant and Equipment [Line Items]
DWT	82,619
Delivery Date	July 11, 2014
Year Built	2006
Star Maria [Member]
Property, Plant and Equipment [Line Items]
DWT	82,598
Delivery Date	November 5, 2014
Year Built	2007
Star Markella [Member]
Property, Plant and Equipment [Line Items]
DWT	82,594
Delivery Date	September 29, 2014
Year Built	2007
Star Danai [Member]
Property, Plant and Equipment [Line Items]
DWT	82,574
Delivery Date	October 21, 2014
Year Built	2006
Star Jeanette [Member]
Property, Plant and Equipment [Line Items]
DWT	82,566
Delivery Date	August 3, 2018
Year Built	2014
Star Elizabeth [Member]
Property, Plant and Equipment [Line Items]
DWT	82,403
Delivery Date	May 25, 2021
Year Built	2021
Star Georgia [Member]
Property, Plant and Equipment [Line Items]
DWT	82,298
Delivery Date	October 14, 2014
Year Built	2006
Star Sophia [Member]
Property, Plant and Equipment [Line Items]
DWT	82,269
Delivery Date	October 31, 2014
Year Built	2007
Star Mariella [Member]
Property, Plant and Equipment [Line Items]
DWT	82,266
Delivery Date	September 19, 2014
Year Built	2006
Star Moira [Member]
Property, Plant and Equipment [Line Items]
DWT	82,257
Delivery Date	November 19, 2014
Year Built	2006
Star Renee [Member]
Property, Plant and Equipment [Line Items]
DWT	82,221
Delivery Date	December 18, 2014
Year Built	2006
Star Nasia [Member]
Property, Plant and Equipment [Line Items]
DWT	82,220
Delivery Date	August 29, 2014
Year Built	2006
Star Laura [Member]
Property, Plant and Equipment [Line Items]
DWT	82,209
Delivery Date	December 8, 2014
Year Built	2006
Star Mona [Member]
Property, Plant and Equipment [Line Items]
DWT	82,188
Delivery Date	July 6, 2018
Year Built	2012
Star Helena [Member]
Property, Plant and Equipment [Line Items]
DWT	82,187
Delivery Date	December 29, 2014
Year Built	2006
Star Nina [Member]
Property, Plant and Equipment [Line Items]
DWT	82,224
Delivery Date	January 5, 2015
Year Built	2006
Star Astrid [Member]
Property, Plant and Equipment [Line Items]
DWT	82,158
Delivery Date	July 6, 2018
Year Built	2012
Star Alessia [Member]
Property, Plant and Equipment [Line Items]
DWT	81,944
Delivery Date	August 3, 2018
Year Built	2017
Star Calypso [Member]
Property, Plant and Equipment [Line Items]
DWT	81,918
Delivery Date	July 6, 2018
Year Built	2014
Star Suzanna [Member]
Property, Plant and Equipment [Line Items]
DWT	81,711
Delivery Date	May 15, 2017
Year Built	2013
Star Charis [Member]
Property, Plant and Equipment [Line Items]
DWT	81,711
Delivery Date	March 22, 2017
Year Built	2013
Mercurial Virgo [Member]
Property, Plant and Equipment [Line Items]
DWT	81,545
Delivery Date	July 11, 2014
Year Built	2013
Stardust [Member]
Property, Plant and Equipment [Line Items]
DWT	81,502
Delivery Date	July 6, 2018
Year Built	2011
Star Sky [Member]
Property, Plant and Equipment [Line Items]
DWT	81,466
Delivery Date	July 6, 2018
Year Built	2010
Star Lambada [Member]
Property, Plant and Equipment [Line Items]
DWT	81,272
Delivery Date	March 16, 2021
Year Built	2016
Star Carioca [Member]
Property, Plant and Equipment [Line Items]
DWT	81,262
Delivery Date	March 16, 2021
Year Built	2015
Star Capoeira [Member]
Property, Plant and Equipment [Line Items]
DWT	81,253
Delivery Date	March 16, 2021
Year Built	2015
Star Macarena [Member]
Property, Plant and Equipment [Line Items]
DWT	81,198
Delivery Date	March 6, 2021
Year Built	2016
Star Lydia [Member]
Property, Plant and Equipment [Line Items]
DWT	81,187
Delivery Date	August 3, 2018
Year Built	2013
Star Nicole [Member]
Property, Plant and Equipment [Line Items]
DWT	81,120
Delivery Date	August 3, 2018
Year Built	2013
Star Virginia [Member]
Property, Plant and Equipment [Line Items]
DWT	81,061
Delivery Date	August 3, 2018
Year Built	2015
Star Genesis [Member]
Property, Plant and Equipment [Line Items]
DWT	80,705
Delivery Date	July 6, 2018
Year Built	2010
Star Flame [Member]
Property, Plant and Equipment [Line Items]
DWT	80,448
Delivery Date	July 6, 2018
Year Built	2011
Star Iris [Member]
Property, Plant and Equipment [Line Items]
DWT	76,466
Delivery Date	September 8, 2014
Year Built	2004
Star Emily [Member]
Property, Plant and Equipment [Line Items]
DWT	76,417
Delivery Date	September 16, 2014
Year Built	2004
Idee Fixe [Member]
Property, Plant and Equipment [Line Items]
DWT	63,458
Delivery Date	March 25, 2015
Year Built	2015
Roberta [Member]
Property, Plant and Equipment [Line Items]
DWT	63,426
Delivery Date	March 31, 2015
Year Built	2015
Laura [Member]
Property, Plant and Equipment [Line Items]
DWT	63,399
Delivery Date	April 7, 2015
Year Built	2015
Kaley [Member]
Property, Plant and Equipment [Line Items]
DWT	63,283
Delivery Date	June 26, 2015
Year Built	2015
Kennadi [Member]
Property, Plant and Equipment [Line Items]
DWT	63,262
Delivery Date	January 8, 2016
Year Built	2016
Mackenzie [Member]
Property, Plant and Equipment [Line Items]
DWT	63,226
Delivery Date	March 2, 2016
Year Built	2016
Star Apus [Member]
Property, Plant and Equipment [Line Items]
DWT	63,123
Delivery Date	July 16, 2019
Year Built	2014
Star Bovarius [Member]
Property, Plant and Equipment [Line Items]
DWT	61,602
Delivery Date	March 16, 2021
Year Built	2015
Star Subaru [Member]
Property, Plant and Equipment [Line Items]
DWT	61,571
Delivery Date	March 16, 2021
Year Built	2015
Star Wave [Member]
Property, Plant and Equipment [Line Items]
DWT	61,491
Delivery Date	July 6, 2018
Year Built	2017
Star Challenger [Member]
Property, Plant and Equipment [Line Items]
DWT	61,462
Delivery Date	December 12, 2013
Year Built	2012
Star Fighter [Member]
Property, Plant and Equipment [Line Items]
DWT	61,455
Delivery Date	December 30, 2013
Year Built	2013
Star Lutas [Member]
Property, Plant and Equipment [Line Items]
DWT	61,347
Delivery Date	January 6, 2016
Year Built	2016
Honey Badger [Member]
Property, Plant and Equipment [Line Items]
DWT	61,320
Delivery Date	February 27, 2015
Year Built	2015
Wolverine [Member]
Property, Plant and Equipment [Line Items]
DWT	61,292
Delivery Date	February 27, 2015
Year Built	2015
Star Antares [Member]
Property, Plant and Equipment [Line Items]
DWT	61,258
Delivery Date	October 9, 2015
Year Built	2015
Star Monica [Member]
Property, Plant and Equipment [Line Items]
DWT	60,935
Delivery Date	August 3, 2018
Year Built	2015
Star Aquarius [Member]
Property, Plant and Equipment [Line Items]
DWT	60,916
Delivery Date	July 22, 2015
Year Built	2015
Star Pisces [Member]
Property, Plant and Equipment [Line Items]
DWT	60,916
Delivery Date	August 7, 2015
Year Built	2015
Star Glory [Member]
Property, Plant and Equipment [Line Items]
DWT	58,680
Delivery Date	July 6, 2018
Year Built	2012
Star Pyxis [Member]
Property, Plant and Equipment [Line Items]
DWT	56,615
Delivery Date	August 19, 2019
Year Built	2013
Star Hydrus [Member]
Property, Plant and Equipment [Line Items]
DWT	56,604
Delivery Date	August 8, 2019
Year Built	2013
Star Cleo [Member]
Property, Plant and Equipment [Line Items]
DWT	56,582
Delivery Date	July 15, 2019
Year Built	2013
Diva [Member]
Property, Plant and Equipment [Line Items]
DWT	56,582
Delivery Date	July 24, 2017
Year Built	2011
Star Pegasus [Member]
Property, Plant and Equipment [Line Items]
DWT	56,540
Delivery Date	July 15, 2019
Year Built	2013
Star Dorado [Member]
Property, Plant and Equipment [Line Items]
DWT	56,507
Delivery Date	July 16, 2019
Year Built	2013
Strange Attractor [Member]
Property, Plant and Equipment [Line Items]
DWT	55,742
Delivery Date	July 11, 2014
Year Built	2006
Star Bright [Member]
Property, Plant and Equipment [Line Items]
DWT	55,569
Delivery Date	October 10, 2018
Year Built	2010
Star Omicron [Member]
Property, Plant and Equipment [Line Items]
DWT	53,489
Delivery Date	April 17, 2008
Year Built	2005
Vessels in operation
Property, Plant and Equipment [Line Items]
DWT	13,096,980